Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 3,111	£ 2,475
Basic weighted average number of shares in issue (in shares)	15,645	16,684
Number of potential ordinary shares (in shares)	470	428
Diluted weighted average number of shares (in shares)	16,115	17,112
Basic earnings per ordinary share (in GBP per share)	£ 0.199	£ 0.148
Diluted earnings per ordinary share (in GBP per share)	£ 0.193	£ 0.145